Derivatives - Notional Amount and Fair Value of Outstanding (Detail) (Interest rate swap [Member], USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Interest rate swap [Member]
Schedule Of Loans And Allowance For Loan By Class Individually And Collectively Evaluated For Impairment [Line Items]
Notional Amount	$ 300
Fair Value	$ 8